UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Registrant's telephone number, including area code:	317-917-7000

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Annual Report

June 30, 2006

Fund Advisor:

Leader Capital Corporation

121 SW Morrison Street

Suite 425

Portland, OR 97204

Toll Free (800) 269-8810

Leader Short-Term Bond Fund Management’s Discussion & Analysis 1

Dear Fellow Shareholders:

We are pleased to present the annual report for the Leader Short-Term Bond Fund. This report covers the financial results and investment activity for the Leader Short-Term Bond Fund for the fiscal period ended June 30, 2006.

Leader Capital believes that the Fund’s performance, which lagged the benchmark, the Merrill Lynch 1-3 Year Government/Corporate Bond Index, shown on the following page for the fiscal period ended June 30, 2006, was due primarily to negative events in the high yield market that directly affected a portion of the Fund’s portfolio.

However, although the Fund’s performance for the period ending June 30, 2006, following commencement of its operations was disappointing, Leader Capital believes that the Fund has hit its stride: for the six months ended June 30, 2006, the Fund had a total return, before any sales charges, of 3.16%. The performance beats the Fund’s benchmark for the same period – the Merrill Lynch 1-3 Year Government/Corporate Bond Index -- by over 200 basis points.2 Leader Capital believes that this year-to-date performance is an indication of our ability to deliver performance in varying interest rate environments and periods in which the markets have experienced both normalized and inverted yield curves.

Leader Capital believes that the sweet spot in the market from a risk return standpoint (i.e. alpha) is excellent in the three year average duration/maturity. Our expectation for the coming year as a result of the yield curve inversion is that we are headed for a significant recession. As such, we believe the best place to invest is in the short end of the curve which Leader Capital believes will tend to reduce interest rate risk and enhance liquidity.

In the following pages you will find detailed discussions about the Leader Short-Term Bond Fund and its performance since inception of the Fund. We hope you will take a moment to read this information, and let us know if you have any questions about your investment. You can send us an email at info@leadercapital.com or call us at 1-800-269-8810.

As always, we appreciate your investment in the Leader Short-Term Bond Fund and we look forward to serving your investment needs in the years ahead.

Sincerely,

John E. Lekas

Portfolio Manger

_________________________

1The general market views expressed in this report represent the opinions of Leader Capital Corp. Management comments are not intended to predict or forecast the performance of any of the securities markets or indexes.

2 The Merrill Lynch 1-3 Year Government/Corporate Bond Index total return for the six months ended June 30, 2006 was 1.14%

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-269-8810.

* In compliance with SEC guidelines, these results include maximum sales charges. Fund shares are sold with a maximum initial sales charge of 3.50%. The sales charge does not apply to purchases $500,000 and over. Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Merrill Lynch 1-3 Year Government/Corporate Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on July 14, 2005 (commencement of Fund operations) and held through June 30, 2006. The chart reflects the maximum 3.50% front end sales load imposed on purchases of the Leader Short-Term Bond Fund; therefore the chart reflects that an initial payment by shareholders incurring this load would result in an actual investment in the Fund of $9,650. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Leader Short-Term Bond Fund, and to obtain performance data current to the most recent month end, please call 1-800-269-8810. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

Fund Holdings – (Unaudited)

1As a percentage of net assets.
[2]Short-term is defined as securities with less than three years to maturity.
[3]Long-term is defined as securities with more than three years to maturity.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, or deferred sales charges (loads); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2006, and held for the entire period through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or the deferred sales change (load) imposed on certain redemptions made within one year of purchase. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Leader Short-Term Bond Fund	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 – June 30, 2006
Actual	$1,000.00	$1,031.58	$8.29
Hypothetical **	$1,000.00	$1,016.64	$8.22

*Expenses are equal to the Fund’s annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

**Assumes a 5% return before expenses.

Leader Short-Term Bond Fund
Schedule of Investments
June 30, 2006

	Principal Amount	Value
Corporate Bonds - 42.29%		
Aetna, Inc., 7.125%, 08/15/2006	$ 50,000	$ 50,123
AMR Corp., 9.00%, 08/01/2012	500,000	496,250
Duke Energy Field Services Corp., 5.75%, 11/15/2006	500,000	499,815
Fairfax Financial Holdings LTD, 6.875%, 04/15/2008	50,000	48,000
FirstEnergy Corp., 5.50%, 11/15/2006	500,000	499,450
Ford Motor Credit Co., 8.149%, 11/02/2007 (a)	300,000	299,811
General Mills, Inc., 2.625%, 10/24/2006	500,000	495,587
General Motors Acceptance Corp., 6.50%, 12/28/2006	250,000	246,749
Goodyear Tire & Rubber Co., 6.625%, 12/01/2006	30,000	30,075
Hertz Corp., 10.50%, 01/01/2016 (b)	250,000	266,250
Humana, Inc., 7.25%, 08/01/2006	500,000	500,760
Lucent Technologies, Inc., 7.25%, 07/15/2006	300,000	300,225
Park Place Entertainment, Inc., 8.50%, 11/15/2006	500,000	504,498
Qwest Capital Funding Inc., 7.75%, 08/15/2006	100,000	100,290
Safeway, Inc., 9.30%, 02/01/2007	50,000	50,790
Theop LLC, 8.60%, 01/01/2039 (a)(b)	395,000	395,000
Unisys Corp., 8.00%, 10/15/2012	120,000	112,200
Unisys Corp., 7.875%, 04/01/2008	200,000	201,000
Unisys Corp., 6.875%, 03/15/2010	200,000	187,750
US West Capital Inc., 6.375%, 07/15/2008	200,000	198,000
TOTAL CORPORATE BONDS (Cost $5,458,912)		5,482,623
Foreign Bonds - 19.89%		
Australia - 3.93%		
Australia & New Zealand Banking Group Ltd., 5.75%, 02/22/2010	700,000	509,359
Brazil - 5.38%		
Federal Republic of Brazil, 12.50%, 01/05/2016	1,540,000	697,316
Canada - 3.81%		
Canadian Government, 4.00%, 09/01/2010	560,000	494,664
Germany - 1.92%		
Federal Republic of Germany, 5.25%, 07/04/2010	185,000	249,081
Mexico - 4.85%		
Mexican Fixed Rate Bonds, 9.00%, 12/24/2009	1,990,000	180,686
Mexican Fixed Rate Bonds, 9.00%, 12/27/2007	2,000,000	181,452
Mexican Fixed Rate Bonds, 9.50%, 12/18/2014	1,900,000	172,430
Mexican T-Bill, 0.00%, 12/21/2006 (c)	1,100,000	93,877
		628,445
TOTAL FOREIGN BONDS (Cost $2,612,461)		2,578,865

**See accompanying notes which are an integral part of the financial statements.*

Leader Short-Term Bond Fund
Statement of Assets and Liabilities
June 30, 2006

Assets		
Investments in securities, at value (cost $13,315,915)	$	13,281,499
Interest receivable		187,090
Receivable for fund shares sold		24,129
Prepaid expenses		8,057
Total assets		13,500,775
Liabilities		
Payable for investments purchased		501,110
12b-1 fees payable		7,672
Accrued advisory fees		1,711
Payable to Administrator, Fund Accountant and Transfer Agent		6,685
Payable to Trustees and Officers		380
Other accrued expenses		18,736
Total liabilities		536,294
Net Assets	$	12,964,481
Net Assets consist of:		
Paid in capital	$	13,063,573
Accumulated undistributed net investment income		30,196
Accumulated net realized gain (loss) from:		
Investment transactions		(99,415)
Foreign currency transactions		3,987
Net unrealized (depreciation) on investments		(34,416)
Net unrealized appreciation on translation of assets and liabilities in foreign currency		556
Net Assets	$	12,964,481
Shares outstanding (unlimited number of shares authorized)		1,370,663
Net Asset Value	$	9.46
Offering price per share ($9.46 / 96.50%) (a)	$	9.80
Redemption price per share ($9.46 * 99.00%) (b)	$	9.37

(a) A maximum sales charge of up to 3.5% will be imposed on purchases less than $500,000.
(b) A deferred sales charge of 1% is assessed against shares redeemed within one year of purchase if those shares were purchased without an initial sales charge and a dealer concession was paid.

***See accompanying notes which are an integral part of the financial statements.**

Leader Short-Term Bond Fund
Statement of Operations
For the period July 14, 2005 (a) through June 30, 2006

Investment Income	
Interest income	$ 456,118
Dividend income	2,534
Total Investment Income	458,652
Expenses	
Investment Advisor fee (b)	72,376
12b-1 expenses	16,545
Administration expenses	29,032
Transfer agent expenses	18,807
Fund accounting expenses	29,032
Legal expenses	27,003
Auditing expenses	14,901
Insurance expenses	1,146
Registration expenses	8,130
Miscellaneous expenses	2,715
Trustee expenses	5,801
Officer expenses	5,159
Custodian expenses	6,317
Printing expenses	7,040
Pricing expenses	5,859
24f-2 expenses	1,400
Total Expenses	251,263
Less: Reimbursement by Advisor (b)	(142,654)
Net operating expenses	108,609
Net Investment Income	350,043
Realized & Unrealized Gain (Loss)	
Net realized gain (loss) from:	
Investment securities	(99,415)
Foreign currency transactions	3,987
Change in unrealized appreciation (depreciation) on:	
Investment securities	(34,416)
Translation of assets and liabilities in foreign currency	556
Net realized and unrealized gain on investment securities and foreign currency	(129,288)
Net increase in net assets resulting from operations	$ 220,755

(a) The date the Fund commenced operations.
(b) See Note 3 in the Notes to the Financial Statements.

***See accompanying notes which are an integral part of the financial statements.**

Leader Short-Term Bond Fund

Notes to the Financial Statements

June 30, 2006

NOTE 1.	ORGANIZATION

Leader Short-Term Bond Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on March 14, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on July 14, 2005. The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The investment advisor to the Fund is Leader Capital Corporation (the “Advisor”).

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board.

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Foreign Securities – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Leader Short-Term Bond Fund

Notes to the Financial Statements

June 30, 2006 – continued

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions - The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless shareholders request cash distributions on their application or through a written request. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the fiscal year ended June 30, 2006, no reclassification was made on the Fund.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.10% of the

Fund’s average net assets. For the period July 14, 2005, (commencement of operations) through June 30, 2006, the Advisor earned fees of $72,376 from the Fund before the reimbursement described below.

The Advisor has contractually agreed through June 30, 2007, to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.40% of the Fund’s average daily net assets. The Fund’s net expenses are calculated as 1.65% based on the Advisor’s agreement to cap expenses at 1.40%, plus the 12b-1 fee of 0.25%. For the fiscal year ended June 30, 2006, the Advisor waived fees and/or reimbursed expenses of $142,654. As of June 30, 2006, the Advisor was owed $1,711 by the Fund.

Leader Short-Term Bond Fund

Notes to the Financial Statements

June 30, 2006 - continued

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period July 14, 2005 (commencement of operations) through June 30, 2006, Unified earned fees of $29,032 for administrative services provided to the Fund.

The Trust also retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the period July 14, 2005 (commencement of operations) through June 30, 2006, Unified earned fees of $13,767 from the Fund for transfer agent services and $5,040 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the period July 14, 2005 (commencement of operations) through June 30, 2006, Unified earned fees of $29,032 from the Fund for fund accounting services. A Trustee and certain officers of the Trust are members of management and/or employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), under which the Fund is authorized to incur expenses at a maximum annual rate of 0.25% of the average daily net assets for the Fund. The 12b-1 payments are made to the advisor, as disbursing agent, to pay for eligible expenses. The expenses may include, but are not limited to, the following: advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. For the period July 14, 2005 (commencement of operations) through June 30, 2006, the Fund accrued 12b-1 fees of $16,545. As of June 30, 2006, the Fund owed $7,672 to the Advisor.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to Unified Financial Securities, Inc. by the Fund for the period July 14, 2005 (commencement of operations) through June 30, 2006. Unified and the Distributor are wholly owned subsidiaries of Unified Financial Services, Inc. A Trustee and an officer of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4.	INVESTMENTS

For the period ended June 30, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Leader Short-Term Bond Fund

Notes to the Financial Statements

June 30, 2006 – continued

NOTE 4.	INVESTMENTS - continued

As of June 30, 2006, the net unrealized depreciation of investments for tax purposes was as follows:

At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $13,397,812.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2006, Bear Stearns Securities held, for the benefit of others, 62.94% of the Fund’s shares.

NOTE 7.	DISTRIBUTIONS

For the period ended June 30, 2006, the Fund paid monthly income distributions totaling $0.402955 per share to shareholders.

The tax characterization of distributions for the fiscal period ended June 30, 2006 was as follows:

On July 14, 2006, a distribution of $0.0436 per share was declared. The dividend was paid on July 14, 2006, to shareholders of record on July 13, 2006.

On August 15, 2006, a distribution of $0.286 per share was declared. The dividend was paid on August 15, 2006 to shareholders of record on August 14, 2006.

Leader Short-Term Bond Fund

Notes to the Financial Statements

June 30, 2006 – continued

NOTE 7.	DISTRIBUTIONS - continued

As of June 30, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of June 30, 2006, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of post-October losses in the amount of $81,897. At June 30, 2006, the Fund had capital loss carryforwards available for federal income tax purposes of $13,531, expiring in 2014.

NOTE 8.	RESTRICTED SECURITIES

The Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. At June 30, 2006, the aggregate value of such securities amounted to $661,250. The securities have been valued using quoted market prices. It is possible that the estimated value may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees of the

Leader Short-Term Bond Fund

(Unified Series Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Leader Short-Term Bond Fund as of June 30, 2006, and the related statements of operations and changes in net assets and financial highlights for the period July 14, 2005 (commencement of operations) through June 30, 2006. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the Fund’s custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Leader Short-Term Bond Fund as of June 30, 2006 and the results of its operations, changes in net assets, and financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

(f.k.a. Cohen McCurdy, Ltd.)

Westlake, Ohio

August 21, 2006

TRUSTEES AND OFFICERS (Unaudited)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding the Trustees and officers.

Independent Trustees

Name, Address*, (Date of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (1947) Independent Trustee, December 2002 to present

Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. since 1992; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005; Trustee of Access Variable Insurance Trust from April 2003 to August 2005; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005. Chairman of the Investment Committee for W.H. Donner Foundation and Donner Canadian Foundation since June 2005.

Stephen A. Little (1946) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (1950) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004, Vice President and General Manager from 1990 to 2003; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of The Unified Funds from 1994 to 2002; Trustee of Firstar Select Funds, a REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Interested Trustees and Principal Officers

Name, Address*, (Date of Birth), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Ronald C. Tritschler (1952)*** Trustee, December 2002 to present

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001, Executive Vice President and Director from 1990 to 2000; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Anthony J. Ghoston (1959) President, July 2004 to present

President of Unified Fund Services, Inc., the Trust’s administrator, since June 2005, Executive Vice President from June 2004 to June 2005, Senior Vice President from April 2003 to June 2004; Senior Vice President and Chief Information Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 1997 to November 2004; President of AmeriPrime Advisors Trust from July 2004 to September 2005; President of AmeriPrime Funds from July 2004 to July 2005; President of CCMI Funds from July 2004 to March 2005.

Terry Gallagher, JD. CPA (1958)**** Vice President, July 2006 to present Interim CFO and Treasurer, August 2006 to present

Senior Vice President, Director of Compliance of Unified Fund Services, Inc. the Trust's administrator since November, 2004; Chief Compliance Officer, Unified Financial Securities, Inc., the Trust’s Distributor, since October 2005; Partner in Precision Marketing Partners and The Academy of Financial Services Studies, LLC from December, 1998 through October, 2004.  Senior Vice President, Chief Financial Officer and Treasurer, AAL Capital Management and The AAL Mutual Funds, from February, 1987 through November, 1998.

Freddie Jacobs, Jr., CPA (1970)***** Chief Financial Officer and Treasurer, July 2005 to August 2006

Vice President of Unified Fund Services, Inc., the Trust’s administrator, December 2003 to August 2006; Assistant Vice President of U.S. Bancorp Fund Services LLC from 2000 to December 2003, Trust Officer from 1998 to 2000; Chief Financial Officer and Treasurer of AmeriPrime Advisors Trust from July 2005 to September 2005; Secretary of AmeriPrime Funds and AmeriPrime Advisors Trust from September 2004 to June 2005; Secretary of CCMI Funds from September 2004 to March 2005; Principal Accounting Officer of Lindbergh Funds from February 2004 to February 2005.

Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, from December 2004 to October 2005 and from 1997 to 2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 2000 to 2004.

Heather A. Barnes (1975)****** Secretary, July 2005 to present

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002; Regional Administrative Assistant of The Standard Register Company from February 2003 to January 2004; Full time student at Indiana University from January 2002 to June 2002; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005.

* The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** The Trust is not part of a Fund Complex. The Trust currently consists of 35 series.

*** Mr. Tritschler may be deemed to be an “interested person” of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Trust.

**** Effective as of July 12, 2006, the Board appointed Mr. Gallagher as Vice President of the Trust.

*****Effective as of August 8, 2006, the Board appointed Mr. Gallagher as Interim Chief Financial Officer and Treasurer of the Trust to fill the vacancy created by the resignation of Mr. Jacobs.

****** Effective as of July 1, 2005, the Board appointed Ms. Barnes (previously Assistant Secretary) as Secretary of the Trust.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (800) 934-5550 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Funds at (800) 934-5550 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Gary E. Hippenstiel

Stephen A. Little

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Terry Gallagher, Vice-President and Interim Chief Financial Officer and Treasurer

Heather Barnes, Secretary

Lynn E. Wood, Chief Compliance Officer

FUND’S ADVISER

Leader Capital Corporation

121 SW Morrison Street, Suite 245

Portland, OR 97204

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics.

(a)        As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(e) (1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant
Audit-Related Fees:	100%
Tax Fees:	100%
All Other Fees:	100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2005	N/A
FY 2006	$ 0

(h)        Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of June 13, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code is filed herewith.

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c- 1 during the period

(b)           Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.